Actual Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Loss before income taxes	$ (1,608,142)	$ (1,043,215)	$ (604,813)
Computed income tax benefit	(402,035)	(260,804)	(151,203)
Effect of tax rate differential for entities in non-PRC jurisdictions	32,948	517	30,156
Change in tax rate	0	(3,355)	1,687
Non-deductible expenses
Share-based compensation	1,953	2,278	2,482
Others	5,404	1,888	47
50% additional deduction of R&D expense	(488)	(1,048)	(5,297)
Change in valuation allowance	391,287	261,879	174,269
Tax effect on transfer of equity interests within the Group	0	0	(44,332)
Taxable investment income	0	4,510	0
Withholding tax on undistributed earnings of PRC subsidiaries	0	0	(3,788)
Others	0	2,979	120
Actual income tax expense	$ 29,069	$ 8,844	$ 4,141
Computed income tax benefit	25.00%	25.00%	25.00%
Effect of tax rate differential for entities in non-PRC jurisdictions	(2.00%)	0.00%	(5.00%)
Change in tax rate	0.00%	0.00%	0.00%
Non-deductible expenses
Share-based compensation	0.00%	0.00%	(1.00%)
Others	0.00%	0.00%	0.00%
50% additional deduction of R&D expense	0.00%	0.00%	1.00%
Change in valuation allowance	(24.00%)	(25.00%)	(29.00%)
Tax effect on transfer of equity interests within the Group	0.00%	0.00%	7.00%
Taxable investment income	0.00%	0.00%	0.00%
Withholding tax on undistributed earnings of PRC subsidiaries	0.00%	0.00%	1.00%
Others	0.00%	0.00%	0.00%
Actual income tax expense	(2.00%)	(1.00%)	(1.00%)